Operating Leases (Schedule of Operating Leases) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancelable operating lease rentals	₪ 918	₪ 947
Less than one year [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancelable operating lease rentals	275	274
Between one and five years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancelable operating lease rentals	573	570
More than 5 years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Non-cancelable operating lease rentals	₪ 70	₪ 103